COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Cost payable	$ 330,000
Lease term for office space	3 years
Annual minimum lease payments	$ 76,200
Security deposit for lease	9,525		$ 9,525
Annual license maintenance fee		$ 125,000	175,000
License fee expense	83,333
Initial license fee		175,000
Rent expenses	57,634	$ 55,630	74,680	$ 31,485
Plaintiff amount	325,200		325,200
Start-up costs	$ 285,000		$ 255,000